Quarterly Statement of Operations Information - Additional Information (Parenthetical) (Detail) (USD $)	1 Months Ended	3 Months Ended				12 Months Ended
	Jun. 27, 2010	Sep. 29, 2012	Mar. 24, 2012	Mar. 26, 2011	Dec. 25, 2010	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010
Quarterly Operating Results Unaudited [Line Items]
Loss on debt extinguishment			$ 42,300,000		$ 29,900,000	$ 42,347,000	$ 29,891,000	$ 0
Impairment of goodwill	76,723,000	5,826,000				5,826,000	0	76,723,000
In-process research and development expense		4,500,000				4,500,000	0	2,000,000
Direct acquisition transaction costs		30,700,000
Divestiture charges			18,300,000
Amortization expense from the Gen-Probe acquisition		29,700,000
Restructuring charges		16,700,000				17,515,000	(71,000)	1,581,000
Gain on the sale of intellectual property				$ 84,500,000